RIGHT OF USE ASSET (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
RIGHT-OF-USE ASSET
Depreciation	$ (18,430)	$ (31,593)
Right-of-use-asset, Beginning	18,430	50,023
Right-of-use-asset, Ending	$ 0	$ 18,430